Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares	Value ($)
JNL Conservative Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 61.2%
JNL/Crescent High Income Fund - Class I (6.0%) (a)	2,463	24,338
JNL/DoubleLine Core Fixed Income Fund - Class I (1.6%) (a)	4,544	62,434
JNL/DoubleLine Total Return Fund - Class I (3.3%) (a)	7,471	83,078
JNL/PIMCO Income Fund - Class I (3.4%) (a)	4,828	47,845
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (2.8%) (a)	2,994	35,777
JNL/PIMCO Real Return Fund - Class I (0.8%) (a)	947	10,061
JNL/PPM America Total Return Fund - Class I (3.2%) (a)	3,599	45,885
		309,418
Domestic Equity 9.0%
JNL Multi-Manager Mid Cap Fund - Class I (1.2%) (a)	983	10,504
JNL Multi-Manager Small Cap Growth Fund - Class I (0.2%) (a)	149	3,945
JNL Multi-Manager Small Cap Value Fund - Class I (0.6%) (a)	424	3,958
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (0.4%) (a)	541	6,470
JNL/Morningstar Wide Moat Index Fund - Class I (3.5%) (a)	2,093	20,849
		45,726
Domestic Balanced 8.5%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (0.8%) (a)	2,820	43,058
Emerging Markets Fixed Income 5.9%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (5.7%) (a)	3,051	30,025
Money Market 4.9%
JNL/WMC Government Money Market Fund (0.9%) (a)	24,600	24,600
International Equity 4.4%
JNL/Causeway International Value Select Fund - Class I (1.0%) (a)	979	10,471
JNL/WCM Focused International Equity Fund - Class I (0.8%) (a)	848	11,780
		22,251
Alternative 4.3%
JNL Multi-Manager Alternative Fund - Class I (1.5%) (a)	1,667	16,386
JNL/First State Global Infrastructure Fund - Class I (0.6%) (a)	410	5,217
		21,603
Emerging Markets Equity 1.8%
JNL/GQG Emerging Markets Equity Fund - Class I (1.7%) (a)	1,040	9,059
Total Investment Companies (cost $520,933)		505,740
Total Investments 100.0% (cost $520,933)		505,740
Other Assets and Liabilities, Net (0.0)%		(109)
Total Net Assets 100.0%		505,631

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Institutional Alt 100 Fund
INVESTMENT COMPANIES 100.0%
Alternative 100.0%
JNL Multi-Manager Alternative Fund - Class I (4.4%) (a)	4,780	46,991
JNL/Boston Partners Global Long Short Equity Fund - Class I (8.9%) (a)	3,401	28,877
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (8.2%) (a)	1,722	15,598
JNL/First State Global Infrastructure Fund - Class I (1.6%) (a)	1,103	14,041
JNL/Heitman U.S. Focused Real Estate Fund - Class I (3.9%) (a)	764	6,681
JNL/JPMorgan Hedged Equity Fund - Class I (6.8%) (a)	1,798	18,214
	Shares	Value ($)
JNL/Neuberger Berman Commodity Strategy Fund - Class I (7.8%) (a)	754	5,900
JNL/Neuberger Berman Currency Fund - Class I (8.4%) (a)	549	5,281
JNL/Nicholas Convertible Arbitrage Fund - Class I (5.4%) (a)	702	7,409
JNL/Westchester Capital Event Driven Fund - Class I (8.9%) (a)	2,352	22,487
Total Investment Companies (cost $187,111)		171,479
Total Investments 100.0% (cost $187,111)		171,479
Other Assets and Liabilities, Net (0.0)%		(48)
Total Net Assets 100.0%		171,431

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Moderate Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 45.7%
JNL/Crescent High Income Fund - Class I (4.8%) (a)	1,950	19,269
JNL/DoubleLine Core Fixed Income Fund - Class I (1.2%) (a)	3,341	45,899
JNL/DoubleLine Total Return Fund - Class I (2.9%) (a)	6,580	73,175
JNL/PIMCO Income Fund - Class I (2.5%) (a)	3,672	36,388
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (2.0%) (a)	2,055	24,553
JNL/PIMCO Real Return Fund - Class I (1.0%) (a)	1,179	12,520
JNL/PPM America Total Return Fund - Class I (2.5%) (a)	2,816	35,905
		247,709
Domestic Equity 17.4%
JNL Multi-Manager Mid Cap Fund - Class I (2.4%) (a)	1,993	21,301
JNL Multi-Manager Small Cap Growth Fund - Class I (0.3%) (a)	203	5,399
JNL Multi-Manager Small Cap Value Fund - Class I (1.1%) (a)	803	7,493
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (1.0%) (a)	1,298	15,521
JNL/Morningstar Wide Moat Index Fund - Class I (5.6%) (a)	3,353	33,400
JNL/T. Rowe Price Established Growth Fund - Class I (0.1%) (a)	255	11,246
		94,360
Domestic Balanced 8.8%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (0.8%) (a)	3,112	47,526
International Equity 8.0%
JNL Multi-Manager International Small Cap Fund - Class I (2.6%) (a)	678	5,360
JNL/Causeway International Value Select Fund - Class I (1.6%) (a)	1,612	17,246
JNL/WCM Focused International Equity Fund - Class I (1.5%) (a)	1,512	21,008
		43,614
Alternative 6.4%
JNL Multi-Manager Alternative Fund - Class I (1.5%) (a)	1,685	16,559
JNL/First State Global Infrastructure Fund - Class I (1.5%) (a)	1,058	13,466
JNL/Heitman U.S. Focused Real Estate Fund - Class I (2.8%) (a)	548	4,793
		34,818
Emerging Markets Fixed Income 4.2%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (4.3%) (a)	2,330	22,930
Money Market 4.1%
JNL/WMC Government Money Market Fund (0.9%) (a)	22,370	22,370
Emerging Markets Equity 3.4%
JNL/GQG Emerging Markets Equity Fund - Class I (2.5%) (a)	1,543	13,439

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares	Value ($)
JNL/Lazard Emerging Markets Fund - Class I (0.9%) (a)	648	4,805
		18,244
Global Equity 2.0%
JNL/Harris Oakmark Global Equity Fund - Class I (1.8%) (a)	1,424	10,651
Total Investment Companies (cost $569,325)		542,222
Total Investments 100.0% (cost $569,325)		542,222
Other Assets and Liabilities, Net (0.0)%		(122)
Total Net Assets 100.0%		542,100

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Global Growth Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Growth Fund - Class 1 (a)	14,763	402,874
Total Investment Companies (cost $428,018)		402,874
Total Investments 100.0% (cost $428,018)		402,874
Other Assets and Liabilities, Net (0.0)%		(114)
Total Net Assets 100.0%		402,760

(a)  Investment in affiliate.

JNL/American Funds Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth Fund - Class 1	16,634	1,176,495
Total Investment Companies (cost $1,243,756)		1,176,495
Total Investments 100.0% (cost $1,243,756)		1,176,495
Other Assets and Liabilities, Net (0.0)%		(359)
Total Net Assets 100.0%		1,176,136

Abbreviations:

CAPE - Cyclically Adjusted Price Earnings
U.S. - United States

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

Long Term Investments in Affiliates

As defined by the Investment Company Act of 1940 (“1940 Act”), as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities. Funds that own shares of other Funds advised by Jackson National Asset Management, LLC (“JNAM”), are also considered invested in an affiliate company. The following table details each Fund's long term investments in affiliates held during the period ended March 31, 2020.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Conservative Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	15,123	3,108	407	—	16	(1,454)	16,386	3.2
JNL Multi-Manager Mid Cap Fund - Class I	9,310	4,868	1,068	—	39	(2,645)	10,504	2.1
JNL Multi-Manager Small Cap Growth Fund - Class I	3,489	1,778	516	—	(27)	(779)	3,945	0.8
JNL Multi-Manager Small Cap Value Fund - Class I	4,655	2,653	1,322	—	(643)	(1,385)	3,958	0.8
JNL/Causeway International Value Select Fund - Class I	10,502	5,553	1,553	—	(764)	(3,267)	10,471	2.1
JNL/Crescent High Income Fund - Class I	22,096	5,269	656	—	(26)	(2,345)	24,338	4.8
JNL/DoubleLine Core Fixed Income Fund - Class I	58,126	8,196	1,648	—	44	(2,284)	62,434	12.3
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	27,910	7,511	392	—	25	(5,029)	30,025	5.9
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	5,827	3,198	640	—	45	(1,960)	6,470	1.3
JNL/DoubleLine Total Return Fund - Class I	78,965	9,211	3,780	—	210	(1,528)	83,078	16.4
JNL/First State Global Infrastructure Fund - Class I	—	5,120	310	—	20	387	5,217	1.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	23,353	2,957	25,086	—	(3,281)	2,057	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	8,179	3,570	906	—	(85)	(1,699)	9,059	1.8
JNL/Morningstar Wide Moat Index Fund - Class I	20,919	8,977	4,219	—	177	(5,005)	20,849	4.1
JNL/PIMCO Income Fund - Class I	44,194	7,544	852	—	21	(3,062)	47,845	9.5
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	32,543	5,300	1,154	—	27	(939)	35,777	7.1
JNL/PIMCO Real Return Fund - Class I	9,300	1,199	448	—	23	(13)	10,061	2.0
JNL/PPM America Total Return Fund - Class I	41,843	5,419	1,583	—	94	112	45,885	9.1
JNL/T. Rowe Price Capital Appreciation Fund - Class I	38,380	12,482	3,074	—	463	(5,193)	43,058	8.5
JNL/WCM Focused International Equity Fund - Class I	10,467	4,637	1,417	—	88	(1,995)	11,780	2.3
JNL/WMC Government Money Market Fund	—	25,260	660	—	—	—	24,600	4.9
	465,181	133,810	51,691	—	(3,534)	(38,026)	505,740	100.0
JNL Institutional Alt 100 Fund
JNL Multi-Manager Alternative Fund - Class I	54,874	300	3,688	—	127	(4,622)	46,991	27.4
JNL/Boston Partners Global Long Short Equity Fund - Class I	35,434	7	478	—	(89)	(5,997)	28,877	16.9
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	19,527	—	1,809	—	61	(2,181)	15,598	9.1
JNL/First State Global Infrastructure Fund - Class I	19,040	—	1,237	—	185	(3,947)	14,041	8.2
JNL/Heitman U.S. Focused Real Estate Fund - Class I	9,967	—	1,027	—	150	(2,409)	6,681	3.9
JNL/JPMorgan Hedged Equity Fund - Class I	21,081	—	1,902	—	121	(1,086)	18,214	10.6
JNL/Neuberger Berman Commodity Strategy Fund - Class I	8,419	6	88	—	(6)	(2,431)	5,900	3.4
JNL/Neuberger Berman Currency Fund - Class I	6,297	—	863	—	(42)	(111)	5,281	3.1
JNL/Nicholas Convertible Arbitrage Fund - Class I	8,966	—	1,304	—	92	(345)	7,409	4.3
JNL/Westchester Capital Event Driven Fund - Class I	27,455	—	1,374	—	109	(3,703)	22,487	13.1
	211,060	313	13,770	—	708	(26,832)	171,479	100.0
JNL Moderate Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	18,532	179	552	—	(12)	(1,588)	16,559	3.0
JNL Multi-Manager International Small Cap Fund - Class I	6,345	753	148	—	10	(1,600)	5,360	1.0
JNL Multi-Manager Mid Cap Fund - Class I	26,467	1,769	378	—	76	(6,633)	21,301	3.9
JNL Multi-Manager Small Cap Growth Fund - Class I	6,273	651	294	—	84	(1,315)	5,399	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	9,374	1,463	33	—	—	(3,311)	7,493	1.4
JNL/Causeway International Value Select Fund - Class I	21,999	2,567	178	—	(12)	(7,130)	17,246	3.2
JNL/Crescent High Income Fund - Class I	21,509	435	537	—	(41)	(2,097)	19,269	3.5
JNL/DoubleLine Core Fixed Income Fund - Class I	52,058	851	5,324	—	194	(1,880)	45,899	8.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	27,722	525	1,053	—	(23)	(4,241)	22,930	4.2
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	18,786	2,467	515	—	91	(5,308)	15,521	2.9
JNL/DoubleLine Total Return Fund - Class I	82,456	1,460	9,823	—	613	(1,531)	73,175	13.5
JNL/First State Global Infrastructure Fund - Class I	—	12,482	—	—	—	984	13,466	2.5
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	12,380	187	10,238	—	(1,271)	(1,058)	—	—
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	24,682	599	24,071	—	(3,378)	2,168	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	15,708	1,068	218	—	19	(3,138)	13,439	2.5
JNL/Harris Oakmark Global Equity Fund - Class I	14,161	1,292	139	—	(10)	(4,653)	10,651	2.0
JNL/Heitman U.S. Focused Real Estate Fund - Class I	4,621	1,332	126	—	21	(1,055)	4,793	0.9

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Lazard Emerging Markets Fund - Class I	6,368	534	111	—	(3)	(1,983)	4,805	0.9
JNL/Morningstar Wide Moat Index Fund - Class I	37,168	4,073	602	—	113	(7,352)	33,400	6.1
JNL/PIMCO Income Fund - Class I	41,527	630	3,201	—	38	(2,606)	36,388	6.7
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	27,529	278	2,547	—	106	(813)	24,553	4.5
JNL/PIMCO Real Return Fund - Class I	13,771	191	1,440	—	73	(75)	12,520	2.3
JNL/PPM America Total Return Fund - Class I	39,722	601	4,590	—	305	(133)	35,905	6.6
JNL/T. Rowe Price Capital Appreciation Fund - Class I	52,654	1,869	985	—	201	(6,213)	47,526	8.8
JNL/T. Rowe Price Established Growth Fund - Class I	12,577	1,168	870	—	186	(1,815)	11,246	2.1
JNL/WCM Focused International Equity Fund - Class I	23,624	1,981	761	—	139	(3,975)	21,008	3.9
JNL/WMC Government Money Market Fund	—	23,006	636	—	—	—	22,370	4.1
	618,013	64,411	69,370	—	(2,481)	(68,351)	542,222	100.0
JNL/American Funds Global Growth Fund
American Funds Insurance Series - Global Growth Fund - Class 1	461,504	36,831	16,034	—	(389)	(79,038)	402,874	100.0
	461,504	36,831	16,034	—	(389)	(79,038)	402,874	100.0

Security Valuation and Fair Value Measurement. Under the Jackson Variable Series Trust’s (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees ("Board" or "Trustees") has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of a Fund's shares is generally determined once each day the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). The Funds of Funds’ investments in the underlying funds are valued at the daily NAV of the applicable underlying fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the underlying funds is discussed in the underlying funds’ Form N-PORT, which are filed with the U.S. Securities and Exchange Commission (“SEC”) and are available on the SEC’s website at www.sec.gov. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which is available on the SEC's website at www.sec.gov.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the underlying funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments. There were no Level 2 or Level 3 investments in these Funds.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.